LKCM Aquinas Catholic Equity Fund
LKCM AQUINAS CATHOLIC EQUITY FUND (previously known as the LKCM Aquinas Value Fund)
Investment Objective:
The Fund seeks to maximize long-term capital appreciation, while incorporating Catholic values investing principles in the investment process.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LKCM Aquinas Catholic Equity Fund LKCM Aquinas Catholic Equity Fund
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LKCM Aquinas Catholic Equity Fund LKCM Aquinas Catholic Equity Fund	[1]
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.10%
Other Expenses	0.40%
Total Annual Fund Operating Expenses	1.40%
Fee Waiver and/or Expense Reimbursement	(0.40%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	[2]
[1]	The expense information in the table has been restated to reflect expenses, effective August 1, 2016, including decreases in distribution and service (12b-1) fees and the fee waiver and expense reimbursement agreement.
[2]	Luther King Capital Management Corporation ("Adviser"), the Fund's investment adviser, has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund through December 31, 2017 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.00%. This expense limitation excludes interest, taxes, brokerage commissions, indirect fees and expenses related to investments in other investment companies, including money market funds, and extraordinary expenses. The fee waiver and expense reimbursement agreement may be terminated or changed only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example reflects the fee waiver/expense reimbursement arrangement through December 31, 2017). Although your actual costs may be higher or lower, based on these assumptions, whether or not you redeem your shares, your costs would be as follows:
Expense Example	1 Year	3 Years	5 Years	10 Years
LKCM Aquinas Catholic Equity Fund | LKCM Aquinas Catholic Equity Fund | USD ($)	102	404	728	1,645

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
LKCM Aquinas Catholic Equity Fund | LKCM Aquinas Catholic Equity Fund | USD ($)	102	404	728	1,645

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategies:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund primarily invests in companies the Adviser believes are likely to have above-average growth in revenues or earnings, above-average returns on shareholders’ equity, potential for above-average capital appreciation, and/or companies the Adviser believes have attractive relative valuations. The Fund may invest in equity securities of small, mid and large capitalization companies, including dividend paying securities.

The Fund seeks to invest in the equity securities of high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, and/or strong market share positions. These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”), rights and warrants.

The Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (“Catholic Guidelines”). The Fund’s investment approach incorporates the Catholic Guidelines through a combination of screening portfolio companies based on criteria set forth in the Catholic Guidelines, dialogue with companies whose policies and practices conflict with the Catholic Guidelines, and/or potentially excluding from the Fund’s portfolio the securities of those companies that are unwilling to alter their policies and practices over a reasonable period of time. The Adviser monitors companies selected for the Fund for policies on various issues contemplated by the Catholic Guidelines. If the Fund invests in a company whose policies and practices are inconsistent with the Catholic Guidelines, the Adviser may attempt to influence the company or sell the company’s securities or otherwise exclude future investments in such company.
Principal Risks:
The greatest risk of investing in the Fund is that you could lose money. There is no assurance that the Fund will achieve its investment objective. An investment in the Fund also is subject to the following principal risks:
  Catholic Values Investing Risk – Since the Fund practices socially responsible investing within the framework provided by the Catholic Guidelines, the Fund may forego a profitable investment opportunity or sell a security when it may be disadvantageous to do so.
  Dividend Paying Securities Risk – Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of companies owned by the Fund and the capital resources available for these companies’ dividend payments may reduce the level of dividend payments and adversely affect the Fund.
  Equity Securities Risk – The Fund invests in equity securities and therefore is subject to market risks and significant fluctuations in value. The Fund’s investments in equity securities may include ADRs, common stocks, securities convertible into common stock (“convertible securities”), preferred stocks, REITs, rights and warrants.
  ADRs – Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, increased price volatility, and differences in financial reporting standards. ADRs may not accurately track the prices of the underlying foreign securities and their value may change materially at times when the U.S. markets are not open for trading. Investing in such securities may expose the Fund to additional risk.

  Common Stock – The value of an issuing company’s common stock may rise or fall as a result of factors affecting the issuing company, other companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

  Convertible Securities – Convertible securities are subject to the risk that the credit standing of the issuer or the value of the underlying common stock may decline and have an adverse effect on the convertible securities’ investment value. Convertible securities also are sensitive to movements in interest rates and may be subordinate to debt securities of an issuer upon the liquidation or bankruptcy of the issuing company.

  Preferred Stock – Preferred stocks are sensitive to movements in interest rates. Preferred stocks may be subordinate to debt securities of an issuer upon the liquidation or bankruptcy of the issuing company.

  REITs – Investments in REITs are subject to the risks associated with the real estate industry, adverse governmental actions, declines in property and real estate values, and the potential failure to qualify for tax-free pass through of net income and net realized gains and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

  Rights and Warrants – Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.
  Growth Securities Risk – Growth securities may be more sensitive to company earnings and more volatile than the market in general. There is a risk the Fund may be incorrect in its assessment of a company’s potential for growth and the company does not grow as anticipated. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.
  Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.
  Investment Risk – An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.
  Large Cap Risk – The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain or maintain high growth rates during periods of economic expansion.
  Market Risk – Factors that affect markets in general, including political, regulatory, market and economic developments and other developments that impact specific economic sectors, industries and segments of the market, could adversely impact the Fund’s investments and lead to a decline in the value of your investment in the Fund. Turbulence in financial markets and reduced liquidity in credit, fixed income, or equity markets may negatively affect many issuers worldwide which could adversely affect the Fund. There is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as raising interest rates, also could cause increased volatility in financial markets and higher levels of shareholder redemptions, which could have a negative impact on the Fund. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.
  Security Selection Risk – Securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities or its particular industry or sector, such as poor operating or management performance, weak demand for the company’s products or services, the company’s failure to meet earnings or other operating performance expectations, financial leverage, or a decline in the value of the issuer’s business and assets.
  Small and Mid Cap Risk – The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies. Small and mid capitalization companies may also be more sensitive to changes in interest rates, which are currently near historic lows, borrowing costs and earnings. As a result, the securities of small and mid capitalization companies held by the Fund may be less liquid and subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.
  Value Securities Risk – The Fund may incorrectly assess the value of a company and value investments are subject to the risk that their intrinsic value may never be realized by the market. This may result in the securities’ prices remaining undervalued for extended periods of time. Different investment styles may shift in and out of favor depending on market conditions and investor sentiment. The Fund’s investment in value securities could underperform growth or non-value investments.

Performance:
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an index of funds with similar investment objectives. The returns below represent results under the Fund’s prior investment strategies, which were in effect prior to August 1, 2016. The bar chart and the tables below assume reinvestment of dividends and other distributions and include the effect of expense limitations that were in place during the periods shown. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.aquinasfunds.com or by calling the Fund toll-free at 1-800-423-6369.
Calendar Year Returns as of 12/31

During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best and Worst Quarterly Returns

16.73%	2nd quarter, 2009
-27.46%	4th quarter, 2008

Average Annual Total Returns for Periods Ended December 31, 2015
Average Annual Total Returns - LKCM Aquinas Catholic Equity Fund		1 Year	5 Years	10 Years
LKCM Aquinas Catholic Equity Fund		(3.28%)	8.36%	6.27%
LKCM Aquinas Catholic Equity Fund | Return After Taxes on Distributions		(4.90%)	7.26%	5.46%
LKCM Aquinas Catholic Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares		(0.49%)	6.62%	5.10%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	[1]	(3.83%)	11.27%	6.16%
Lipper Large-Cap Value Funds Index (reflects no deduction for taxes)	[1]	(3.65%)	10.07%	5.71%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[1]	1.38%	12.57%	7.31%
Lipper Large-Cap Core Funds Index (reflects no deduction for taxes)	[1]	(0.67%)	10.97%	6.35%
[1]	Prior to August 1, 2016, the Fund's primary benchmark indices were the Russell 1000® Value Index and the Lipper Large-Cap Value Funds Index. The Fund changed its primary benchmark indices to the S&P 500® Index and the Lipper Large-Cap Core Funds Index on August 1, 2016 because these indices better reflect the Fund's principal investment strategies from that date.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.